Cover	Jun. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2020
Entity Registrant Name	Bellicum Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36783
Entity Tax Identification Number	20-1450200
Entity Address, Address Line One	2130 W. Holcombe Blvd.
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77030
City Area Code	832
Local Phone Number	384-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BLCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001358403
Amendment Flag	false